Overview and Summary of Significant Accounting Policies, Intangible Assets (AES Indiana) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Capitalized software	$ 265,224		$ 261,872
Project development intangible assets	83,940		84,097
Other	797		797
Less: Accumulated amortization	116,963		111,110
Intangible assets - net	232,998		235,656
Indianapolis Power And Light Company
Finite-Lived Intangible Assets [Line Items]
Capitalized software	265,224		261,872	$ 205,910
Project development intangible assets	83,940		84,097	39,455
Other	797		797	797
Less: Accumulated amortization	116,963		111,110	$ 107,184
Intangible assets - net	232,998		$ 235,656
Amortization expense	$ 6,940	$ 2,987
Indianapolis Power And Light Company | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	7 years
Indianapolis Power And Light Company | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period	35 years